Components of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory [Line Items]
Finished goods	$ 24,782	$ 13,860
Work in process	31,185	21,201
Raw materials	15,920	12,049
Inventory, Net	$ 71,887	$ 47,110